Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2017
Intangible assets - Other intangible assets
Schedule of changes in Other intangible assets in the consolidated balance sheet

Intangible Assets
with Finite Useful Life

Cost:
Balances at January 1, 2016	6,248
Additions	2,001
Disposals	(30)
Balances at December 31, 2016	8,219
Additions	2,712
Disposals	(142)
Balances at December 31, 2017	10,789

Accumulated amortization and impairment:
Balances at January 1, 2016	(3,105)
Additions	(1,105)
Disposals	29
Balances at December 31, 2016	(4,181)
Additions	(1,523)
Disposals	141
Balances at December 31, 2017	(5,563)
Balances at December 31, 2016	4,038
Balances at December 31, 2017	5,226

Schedule of Other tangible assets

	Estimated		Accumulated	Impairment	Carrying
	Useful Life	Cost	Amortization	Losses	Amount
IT developments	3 years	8,132	(4,175)	—	3,957
Others	10 years	87	(6)	—	81
Balances at December 31, 2016		8,219	(4,181)	—	4,038

IT developments	3 years	10,702	(5,548)	—	5,154
Others	10 years	87	(15)	—	72
Balances at December 31, 2017		10,789	(5,563)	—	5,226